CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
REVENUE
Sales	$ 339,666	$ 0
Other income	7,517	2,355
Revenue	347,183	2,355
EXPENSES
Amortization	614,710	126,799
Consulting fees	898,208	392,752
Investor relations and promotion	280,740	175,932
Listing and filing fees	325,167	52,466
Professional fees	1,849,888	548,922
Rent	196,994	51,570
Research and development	1,541,902	0
Salaries and benefits	1,436,708	516,784
Stock-based compensation	4,726,840	2,018,416
Supplies and materials	376,787	196,028
Other expenses	661,904	236,406
Expenses, Total	12,909,848	4,316,075
Loss from continuing operations	(12,562,665)	(4,313,720)
Discontinued operations
Impairment of exploration and evaluation assets	26,671,935	0
Loss from discontinued operations	26,671,935	0
Loss before the undernoted	(39,234,600)	(4,313,720)
Interest and other income	20,597	4,107
Interest expense	(63,777)	(6,460)
Premium on flow-through shares	1,884	109,795
Government grants	581,848	337,628
Total other items	540,552	445,070
Net and comprehensive loss for the year	$ (38,694,048)	$ (3,868,650)
Basic and diluted net loss per share
Continuing operations	$ 0.13	$ 0.05
Discontinued operations	0.29	0
Basic and diluted net loss per share	$ 0.42	$ 0.05